FAIR VALUE DISCLOSURES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
FAIR VALUE MEASUREMENTS
Summary of fair value measurement methodologies, including significant inputs and assumptions, and classification of our assets and liabilities

The following table summarizes the fair value measurement methodologies, including significant inputs and assumptions, and classification of our assets and liabilities.

Asset/Liability Class	Valuation Methodology, Inputs and Assumptions	Classification
Cash and cash equivalents	Carrying value is a reasonable estimate of fair value based on short-term nature of the instruments.	Estimated fair value classified as Level 1
Restricted cash	Carrying value is a reasonable estimate of fair value based on short-term nature of the instruments.	Estimated fair value classified as Level 1
Marketable securities	Prices obtained from third-party vendors that compile prices from various sources and often apply matrix pricing for similar securities when no price is observable.	Level 2 recurring fair value measurement
Other current assets
Interest rate caps	Prices obtained from derivative broker that compiles prices for identical or similar instruments, when available.	Level 2 recurring fair value measurement
Mortgage loans held for sale pledged under agreements to repurchase	Fair value is estimated based on observable market data including quoted market prices, deal price quotes, and sale commitments.	Level 2 recurring fair value measurement
Interest rate lock commitments	Fair value of the underlying loan based on quoted market prices in the secondary market and sale commitments.	Level 2 recurring fair value measurement
Credit facilities and other secured borrowings
Credit facilities	Fair value is estimated using discounted cash flows based on current lending rates for similar credit facilities with similar terms and remaining time to maturity.	Carried at amortized cost. Estimated fair value classified as Level 2.
Loans sold under agreements to repurchase	Fair value is estimated using discounted cash flows based on current lending rates for similar asset-backed financing facilities with similar terms and remaining time to maturity.	Carried at amortized cost. Estimated fair value classified as Level 2.
Convertible notes	Fair value is estimated using discounted cash flows based on current lending rates for term notes with similar remaining time to maturity.	Carried at amortized cost. Estimated fair value classified as Level 2
Derivative and warrant liabilities
Warrant liabilities

Fair value is estimated using the Black-Scholes-Merton option pricing model with inputs and assumptions including the Company’s equity valuation, expected volatility, expected duration of the warrants, and associated risk-free rate.

Level 3 recurring fair value measurement
Embedded conversion options	Fair value is estimated using a lattice model incorporating the probabilities of various conversion scenarios with respect to timing and conversion features under the terms of the convertible notes.	Level 3 recurring fair value measurement

The following table summarizes the fair value measurement methodologies, including significant inputs and assumptions, and classification of our assets and liabilities.

Asset/Liability Class	Valuation Methodology, Inputs and Assumptions	Classification
Cash and cash equivalents	Carrying value is a reasonable estimate of fair value based on short-term nature of the instruments.	Estimated fair value classified as Level 1
Asset/Liability Class	Valuation Methodology, Inputs and Assumptions	Classification
Restricted cash	Carrying value is a reasonable estimate of fair value based on short-term nature of the instruments.	Estimated fair value classified as Level 1
Marketable securities	Prices obtained from third-party vendors that compile prices from various sources and often apply matrix pricing for similar securities when no price is observable.	Level 2 recurring fair value measurement
Other current assets
Interest rate caps	Prices obtained from derivative broker that compiles prices for identical or similar instruments, when available.	Level 2 recurring fair value measurement
Mortgage loans held for sale pledged under agreements to repurchase	Fair value is estimated based on observable market data including quoted market prices, deal price quotes, and sale commitments.	Level 2 recurring fair value measurement
Credit facilities and other secured borrowings
Credit facilities	Fair value is estimated using discounted cash flows based on current lending rates for similar credit facilities with similar terms and remaining time to maturity.	Carried at amortized cost.
Estimated fair value classified as Level 2.
Loans sold under agreements to repurchase	Fair value is estimated using discounted cash flows based on current lending rates for similar asset-backed financing facilities with similar terms and remaining time to maturity.	Carried at amortized cost.
Estimated fair value classified as Level 2.
Convertible notes	Fair value is estimated using discounted cash flows based on current lending rates for term notes with similar remaining time to maturity.	Carried at amortized cost. Estimated fair value classified as Level 2
Derivative and warrant liabilities
Warrant liabilities

Fair value is estimated using the Black-Scholes-Merton option pricing model with inputs and assumptions including the Company’s equity valuation, expected volatility, expected duration of the warrants, and associated risk-free rate.

Level 3 recurring fair value measurement
Embedded conversion options	Fair value is estimated using a lattice model incorporating the probabilities of various conversion scenarios with respect to timing and conversion features under the terms of the convertible notes.	Level 3 recurring fair value measurement

Summary of levels of the fair value hierarchy for our assets and liabilities measured at fair value on a recurring basis

The following tables present the levels of the fair value hierarchy for our assets measured at fair value on a recurring basis (in thousands).

	Fair Value as of
	September 30, 2020	Level 1	Level 2	Level 3
Marketable securities:
Corporate debt securities	$38,902	$—	$38,902	$—
Asset-backed securities	17,998	—	17,998	—
U.S. agency securities	16,984	—	16,984	—
U.S. Treasury securities	6,697	—	6,697	—
Commercial paper	850	—	850	—
Non-U.S. securities	700	—	700	—
Mortgage loans held for sale pledged under agreements to repurchase	13,984	—	13,984	—
Other current assets:
Interest rate lock commitments.	848	—	848	—
Total assets	$96,963	$—	$96,963	$—
Accounts payable and other accrued liabilities:
Warrants liabilities – current	$6,440	$—	$—	$6,440
Total liabilities	$6,440	$—	$—	$6,440

	Fair Value as of
	December 31, 2019	Level 1	Level 2	Level 3
Marketable securities:
Corporate debt securities	$16,428	$—	$16,428	$—
Asset-backed securities	12,492	—	12,492	—
Commercial paper	12,956	—	12,956	—
Non-U.S. securities	700	—	700	—
U.S. Treasury securities	1,000	—	1,000	—
Mortgage loans held for sale pledged under agreements to repurchase	2,116	—	2,116	—
Other current assets:
Interest rate caps	4	—	4	—
Interest rate lock commitments	95	95
Total assets	$45,791	$—	$45,791	$—
Derivative and warrant liabilities:
Warrants	$4,538	$—	$—	$4,538
Embedded conversion options	41,697	—	—	41,697
Total liabilities	$46,235	$—	$—	$46,235

The following tables present the levels of the fair value hierarchy for our assets measured at fair value on a recurring basis (in thousands).

	Fair Value as of
	December 31, 2019	Level 1	Level 2	Level 3
Marketable securities:
Corporate debt securities	$16,428	$—	$16,428	$—
Asset-backed securities	12,492	—	12,492	—
Commercial paper	12,956	—	12,956	—
Non-U.S. securities	700	—	700	—
U.S. Treasury securities	1,000	—	1,000	—
Other current assets:
Interest rate caps	4	—	4	—
Mortgage loans held for sale pledged under agreements to repurchase	2,116	—	2,116	—
Total assets	$45,696	$—	$45,696	$—
Derivative and warrant Liabilities:
Warrants	$4,538	$—	$—	$4,538
Embedded conversion options	41,697	—	—	41,697
Total liabilities	$46,235	$—	$—	$46,235

	Fair Value as of
	December 31, 2018	Level 1	Level 2	Level 3
Marketable securities:
Corporate debt securities	$1,152	$—	$1,152	$—
Asset-backed securities	948	—	948	—
Commercial paper	2,443	—	2,443	—
U.S. agency securities	3,462	—	3,462	—
U.S. Treasury securities	999	—	999	—
Other current assets:
Interest rate caps	1,106	—	1,106	—
Total assets	$10,110	$—	$10,110	$—
Derivative and warrant liabilities:
Warrants	$18,022	$—	$—	$18,022
Total liabilities	$18,022	$—	$—	$18,022

Summary of carrying value, estimated fair value and the levels of the fair value hierarchy for our financial instruments other than assets and liabilities measured at fair value on a recurring basis

The following presents the carrying value, estimated fair value and the levels of the fair value hierarchy for our financial instruments other than assets and liabilities measured at fair value on a recurring basis (in thousands).

	As of September 30, 2020
	Carrying
	Value	Fair Value	Level 1	Level 2
Assets:
Cash and cash equivalents	$469,365	$469,365	$469,365	$—
Restricted cash	174,194	174,194	174,194	—
Liabilities:
Credit facilities and other secured borrowings	$270,944	$270,944	$—	$270,944

	As of December 31, 2019
	Carrying
	Value	Fair Value	Level 1	Level 2
Assets:
Cash and cash equivalents	$405,080	$405,080	$405,080	$—
Restricted cash	279,742	279,742	279,742	—
Liabilities:
Credit facilities and other secured borrowings	$1,296,054	$1,296,054	$—	$1,296,054
Convertible notes	140,096	180,252	—	180,252

The following presents the carrying value, estimated fair value and the levels of the fair value hierarchy for our financial instruments other than assets and liabilities measured at fair value on a recurring basis (in thousands).

	As of December 31, 2019
	Carrying
	Value	Fair Value	Level 1	Level 2
Assets:
Cash and cash equivalents	$405,080	$405,080	$405,080	$—
Restricted cash	279,742	279,742	279,742	—
Liabilities:
Credit facilities and other secured borrowings	$1,296,054	$1,296,054	$—	$1,296,054
Convertible notes	140,096	180,252	—	180,252

	As of December 31, 2018
	Carrying
	Value	Fair Value	Level 1	Level 2
Assets:
Cash and cash equivalents	$262,368	$262,368	$262,368	$—
Restricted cash	143,403	143,403	143,403	—
Liabilities:
Credit facilities and other secured borrowings	$1,133,095	$1,133,095	$—	$1,133,095

Summary of reconciliation from the opening balances to the closing balances for Level 3 Fair values

		Embedded Conversion
	Warrants	Option
Balance at January 1, 2019	$18,022	$—
Net change in fair value	(7,413)	—
Issuances	1,170	41,697
Exercise of warrants	(7,241)	—
Balance as of December 31, 2019	4,538	41,697
Net change in fair value	1,902	23,317
Settlement of convertible notes	—	(65,014)
Balance as of September 30, 2020	$6,440	$—

The following table shows a reconciliation from the opening balances to the closing balances for Level 3 Fair values (in thousands):

		Embedded
		Conversion
	Warrants	Option
Balance as of December 31, 2017	$—	$—
Issuances	14,529	—
Net change in fair value (unrealized)	3,493	—
Balance as of December 31, 2018	18,022	—
Net change in fair value (unrealized)	(7,413)	—
Issuances	1,170	41,697
Exercise of warrants	(7,241)	—
Balance as of December 31, 2019	$4,538	$41,697